Organization and Principal Activities (Details) - Schedule of financial statements of VIEs - VIEs [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization and Principal Activities (Details) - Schedule of financial statements of VIEs [Line Items]
Total assets	$ 180,058	$ 143,356
Total liabilities	$ 34,980	$ 37,095